Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0000920760
Registrant Name	LENNAR CORP /NEW/
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A